Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 03, 2017	May 31, 2016	May 31, 2017	Aug. 31, 2016	Aug. 31, 2017	Nov. 30, 2016	Nov. 30, 2017	Feb. 28, 2017	Feb. 28, 2018	May 31, 2017	May 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Nov. 30, 2017	Nov. 30, 2018	Feb. 28, 2018	Feb. 28, 2019	May 31, 2018	May 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Nov. 30, 2018	Nov. 30, 2019	Feb. 28, 2019	Feb. 29, 2020	May 31, 2019	May 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Nov. 30, 2019	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2021	May 31, 2020	May 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Nov. 30, 2020	Nov. 30, 2021	Feb. 28, 2021	Feb. 28, 2022	May 31, 2021	May 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Nov. 30, 2021	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2023	May 31, 2022	May 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Nov. 30, 2022	Nov. 30, 2023	Feb. 28, 2023	Feb. 29, 2024	May 31, 2023	May 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Nov. 30, 2023	Nov. 30, 2024	Feb. 29, 2024	Feb. 28, 2025	May 31, 2024	May 31, 2025	Aug. 31, 2024	Aug. 31, 2025	Nov. 30, 2024	Nov. 30, 2025	Feb. 28, 2025	Feb. 28, 2026	May 31, 2025	May 31, 2026	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005523
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,105		$ 10,015		$ 10,051		$ 10,122		$ 10,159		$ 10,130		$ 9,991		$ 10,046		$ 10,094		$ 10,062		$ 10,268		$ 10,470		$ 10,678		$ 10,720		$ 10,895		$ 11,136		$ 11,127		$ 11,147		$ 11,113		$ 11,030		$ 11,029		$ 10,948		$ 10,700		$ 10,209		$ 10,044		$ 9,805		$ 9,802		$ 9,950		$ 9,833		$ 9,817		$ 10,011		$ 10,012		$ 10,510		$ 10,462		$ 10,598		$ 10,515		$ 10,814	$ 11,061	$ 11,313	$ 11,185
C000190558
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 502,250		$ 504,781		$ 502,904		$ 496,146		$ 499,019		$ 501,555		$ 500,087		$ 510,453		$ 520,594		$ 531,065		$ 533,283		$ 542,127		$ 554,288		$ 554,009		$ 555,160		$ 553,576		$ 549,602		$ 549,736		$ 545,877		$ 533,741		$ 509,559		$ 500,975		$ 489,315		$ 489,427		$ 497,707		$ 491,494		$ 490,930		$ 501,562		$ 501,876		$ 527,136		$ 524,327		$ 532,111		$ 527,546		$ 543,525		$ 555,582		$ 568,543		$ 562,408
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552		10,332		10,328		10,538		10,426		10,454		10,671		10,676		11,187		11,173		11,291		11,258		11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000		504,163		510,360		507,571		499,250		502,274		505,004		500,759		515,075		534,421		556,375		554,796		575,250		584,740		592,392		595,207		583,208		582,372		591,892		588,342		567,787		534,490		523,730		512,801		512,588		523,036		517,481		518,851		529,642		529,865		555,240		554,522		560,405		558,790		572,654		586,137		595,490		587,474
Bloomberg U.S. GNMA Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,104		$ 9,959		$ 9,990		$ 10,096		$ 10,151		$ 10,120		$ 9,949		$ 10,048		$ 10,110		$ 10,062		$ 10,324		$ 10,582		$ 10,788		$ 10,831		$ 10,997		$ 11,255		$ 11,206		$ 11,225		$ 11,162		$ 11,137		$ 11,157		$ 11,093		$ 10,885		$ 10,397		$ 10,211		$ 9,966		$ 9,960		$ 10,126		$ 10,025		$ 10,005		$ 10,206		$ 10,214		$ 10,727		$ 10,683		$ 10,839		$ 10,772		$ 11,087	$ 11,357	$ 11,621	$ 11,490
Bloomberg U.S. GNMA Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 503,360		$ 506,074		$ 504,535		$ 496,035		$ 500,957		$ 504,047		$ 501,671		$ 514,716		$ 527,570		$ 537,831		$ 540,024		$ 548,283		$ 561,155		$ 558,690		$ 559,666		$ 556,514		$ 555,270		$ 556,241		$ 553,042		$ 542,689		$ 518,345		$ 509,080		$ 496,885		$ 496,555		$ 504,839		$ 499,800		$ 498,835		$ 508,844		$ 509,259		$ 534,830		$ 532,615		$ 540,422		$ 537,071		$ 552,738		$ 566,210		$ 579,404		$ 572,874